Employee Benefit Plan, Fair Value and NAV - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 207,650,980	$ 176,220,978
EBP, Investment, Fair Value and NAV [Table Text Block]
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	As of December 31, 2025
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
M/I Homes Company Stock Fund	$3,286,090	$3,286,090	$—	$—
Mutual funds	180,504,993	180,504,993	—	—
Total assets, at fair value	$183,791,083	$183,791,083	$—	$—

TRP Stable Value Fund A *	7,387,845
Harbor Capital Appreciation CIT 5 *	16,472,052
Total assets	$207,650,980	$183,791,083	$—	$—

	As of December 31, 2024
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
M/I Homes Company Stock Fund	$3,329,105	$3,329,105	$—	$—
Mutual funds	164,539,129	164,539,129	—	—
Total assets, at fair value	$167,868,234	$167,868,234	$—	$—

TRP Stable Value Fund A *	8,352,744
Total assets	$176,220,978	$167,868,234	$—	$—

EBP, Net Asset Available for Benefit	$ 216,197,597	184,406,369
EBP, Investment, Fair Value and NAV [Text Block]	FAIR VALUE MEASUREMENTS

There are three measurement input levels for determining fair value: Level 1, Level 2, and Level 3. Fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Fair values determined by Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

The asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for assets and liabilities measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.
Mutual Funds

These investments are valued using the net asset value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, less its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market and classified within Level 1 of the valuation hierarchy.

T. Rowe Price Stable Value Fund

The TRP Stable Value Fund is a common collective trust fund valued using the NAV, as provided by the administrator of the fund. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund (including guaranteed investment contracts issued by insurance companies, synthetic wrap contracts, and cash and cash equivalents), less its liabilities, and then divided by the number of shares outstanding. This practical expedient is not used when it is determined to be probable that the fund will sell the investments for an amount different than the reported NAV. Trusts participating in the fund are subject to restriction on withdrawals from the fund. Withdrawals needed for benefit payments and loan advances of participating employee benefit plans are generally permitted daily. Withdrawals for other purposes require twelve-month or thirty-month advance notice to the fund. There were no unfunded commitments as of December 31, 2025 or December 31, 2024.

Harbor Capital Appreciation CIT 5 Fund

The Harbor Capital Appreciation CIT 5 Fund is a common collective trust valued at net asset value per unit, as provided by the fund’s by the trustee. The NAV is used as a practical expedient to estimate fair value. The NAV represents the fair value of the underlying investments of the fund, less liabilities, divided by the number of units outstanding. Participant-directed transactions, including benefit payments and loan activity, are permitted on a daily basis. Redemptions for other purposes, including plan-level withdrawals or termination, are subject to a 30-day advance notice requirement in accordance with the terms of the fund. There were no unfunded commitments as of December 31, 2025.

M/I Homes Company Stock Fund

The M/I Homes Company Stock Fund is valued at the closing price reported on the active market on which it is traded and is classified within Level 1 of the valuation hierarchy.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	As of December 31, 2025
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
M/I Homes Company Stock Fund	$3,286,090	$3,286,090	$—	$—
Mutual funds	180,504,993	180,504,993	—	—
Total assets, at fair value	$183,791,083	$183,791,083	$—	$—

TRP Stable Value Fund A *	7,387,845
Harbor Capital Appreciation CIT 5 *	16,472,052
Total assets	$207,650,980	$183,791,083	$—	$—

	As of December 31, 2024
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
M/I Homes Company Stock Fund	$3,329,105	$3,329,105	$—	$—
Mutual funds	164,539,129	164,539,129	—	—
Total assets, at fair value	$167,868,234	$167,868,234	$—	$—

TRP Stable Value Fund A *	8,352,744
Total assets	$176,220,978	$167,868,234	$—	$—
*The TRP Stable Value Fund and Harbor Capital Appreciation CIT 5 are measured at fair value in the tables above using the NAV per share (or its equivalent) practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy table to the amounts presented in the Statements of Net Assets Available for Benefits.

EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Allocation to Withdrawing Participant, Not yet Paid	$ (58,468)	(23,220)
EBP, Form 5500 Caption, Net Assets	216,139,129	184,383,149
EBP, Form 5500 Caption, Net Assets	31,755,980
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	207,650,980	176,220,978
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,286,090
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	2,234,183
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,387,845	8,352,744
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	14,052,171
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	180,504,993
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	180,504,993
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	183,791,083	167,868,234
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,286,090	3,329,105
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	180,504,993	164,539,129
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	183,791,083	167,868,234
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,286,090	3,329,105
Fair Value, Inputs, Level 1 | EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	180,504,993	164,539,129
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	$ 0